UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-21689
                                                      ---------

                          The Piedmont Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)


       120 Club Oaks Court, Suite 200, Winston-Salem, North Carolina 27104
       -------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 336-765-2020
                                                            ------------

                        Date of fiscal year end: March 31
                                                 ---------

                   Date of reporting period: December 31, 2006
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS


THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                       Market Value
                                         Shares    (Note 1)                                               Shares      (Note 1)
-------------------------------------------------------------        ---------------------------------------------------------------

COMMON STOCKS - 90.62%                                               Oil & Gas Services - 11.12%
                                                                        BJ Services Co.                  17,000    $    498,440
Aerospace/Defense - 2.16%                                               Exxon Mobil Corp.                 9,100         697,333
    Raytheon Company                       6,500  $    343,200          Occidental Petroleum
                                                  ------------             Corporation                    5,790         282,726
Banks - 3.62%                                                           Schlumberger Ltd.                 4,596         290,283
    Hampton Roads Bankshares, Inc.        20,000       240,000                                                     ------------
    U.S. Bancorp                           9,304       336,712                                                        1,768,782
                                                  ------------                                                     ------------
                                                       576,712       Pharmaceuticals - 8.69%
                                                  ------------       *  Barr Pharmaceuticals Inc.         9,000         451,080
Beverages - 1.92%                                                    *  Medco Health Solutions Inc.      14,000         748,160
    PepsiCo., Inc.                         4,874       304,869       *  ViroPharma Inc.                  12,500         183,000
                                                  ------------                                                     ------------
                                                                                                                      1,382,240
                                                                                                                   ------------
Biotechnology - 3.43%                                                Retail - 11.45%
*   Amgen, Inc.                            8,000       546,480          Lowe's Companies, Inc.           22,000         685,300
                                                  ------------          Sally Beauty Holdings, Inc.      10,000          78,000
Electrical Components & Equipment - 4.01%                               Staples, Inc.                    18,900         504,630
*   Energizer Holdings, Inc.               9,000       638,910          Wal-Mart Stores, Inc.            12,000         554,160
                                                  ------------                                                     ------------
                                                                                                                      1,822,090
                                                                                                                   ------------
Electronics - 4.19%                                                  Semiconductors - 1.73%
*   Waters Corporation                    13,600       665,992       *  Altera Corp                      13,969         274,910
                                                  ------------                                                     ------------
Healthcare - Products - 0.99%                                        Software - 5.78%
*   Kinetic Concepts, Inc.                 4,000       158,200          First Data Corp.                 21,000         535,920
                                                  ------------       *  Intuit Inc.                      12,568         383,450
                                                                                                                   ------------
Healthcare - Services - 8.77%                                                                                           919,370
*   Laboratory Corp of                                                                                             ------------
        America Holdings                   5,038       370,142       Telecommunications - 4.47%
    Quest Diagnostics                      6,000       318,000       u  Nokia OYJ                        35,000         711,200
*   WellPoint Inc.                         9,000       708,210                                                     ------------
                                                  ------------
                                                     1,396,352       Transportation - 7.29%
                                                  ------------          FedEx Corp.                       5,500         597,410
Insurance - 1.92%                                                       Norfolk Southern Corp.           11,200         563,248
    The Chubb Corporation                  5,773       305,449                                                     ------------
                                                  ------------                                                        1,160,658
Machinery - Diversified - 4.29%                                                                                    ------------
    Deere & Company                        3,434       326,470
    Graco Inc.                             9,000       356,580       Total Common Stocks (Cost $13,968,553)          14,420,302
                                                  ------------                                                     ------------
                                                       683,050       INVESTMENT COMPANY - 9.14%
                                                  ------------         Evergreen Institutional Money Market Fund
Media - 0.88%                                                            (Cost $1,455,233)            1,455,233       1,455,233
    CBS Corporation                        4,500       140,310                                                     ------------
                                                  ------------
Mining - 1.45%                                                       Total Investments (Cost $15,423,786) - 99.76% $ 15,875,535
*   Breakwater Resources Ltd.             35,000        54,775       Other Assets less Liabilities - 0.24%               37,963
*   Lundin Mining Corp.                    4,760       175,453                                                    -------------
                                                  ------------       Net Assets - 100.00%                          $ 15,913,498
                                                       230,228                                                    =============
                                                  ------------
Miscellaneous - Manufacturing - 2.46%
    Ingersoll-Rand Co Ltd.                10,000       391,300       *  Non-income producing investment.
                                                  ------------       u  American Depositary Receipt.


                                                                                                                        (Continued)

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

Aggregate cost for financial  reporting and federal income tax       Note 1 - Investment Valuation
purposes is the same. Unrealized  appreciation  (depreciation)
of investments for financial  reporting and federal income tax       The Fund's  investments  in  securities  are carried at value.
purposes is as follows:                                              Securities  listed on an  exchange  or  quoted  on a  national market  system are  valued at the last sales  price as of 4:00
                                                                     p.m.   Eastern   Time.   Securities   traded  in  the   NASDAQ
                                                                     over-the-counter  market  are  generally  valued at the NASDAQ
Aggregate gross unrealized appreciation       $     699,312          Official  Closing  Price.   Other  securities  traded  in  the
Aggregate gross unrealized depreciation            (254,797)         over-the-counter  market  and listed  securities  for which no
                                              -------------           sale was  reported  on that date are valued at the most recent
Net unrealized appreciation                   $     444,515          bid price.  Securities  and  assets  for which  representative
                                              =============          market quotations are not readily available or which cannot be accurately  valued using the Fund's normal pricing  procedures
Summary of Investments by Industry                                   are valued at fair  value as  determined  in good faith  under
                                % of Net                             policies  approved by the Trustees.  Fair value pricing may be
Industry                           Assets      Market Value          used,  for  example,  in  situations  where  (i)  a  portfolio
------------------------------------------------------------         security  is  so  thinly   traded  that  there  have  been  no
Aerospace/Defense                 2.16%           $ 343,200          transactions  for that  security  over an  extended  period of
Banks                             3.62%             576,712          time;  (ii) the  exchange on which the  portfolio  security is
Beverages                         1.92%             304,869          principally  traded  closes  early;  or (iii)  trading  of the
Biotechnology                     3.43%             546,480          portfolio  security  is  halted  during  the day and  does not
Electrical Components                                                resume  prior to the Fund's  net asset  value  calculation.  A
    & Equipment                   4.01%             638,910          portfolio  security's  "fair  value" price may differ from the
Electronics                       4.19%             665,992          price next  available for that  portfolio  security  using the
Healthcare - Products             0.99%             158,200          Fund's normal pricing procedures.  Instruments with maturities
Healthcare - Services             8.77%           1,396,352          of 60  days  or less  are  valued  at  amortized  cost,  which
Insurance                         1.92%             305,449          approximates market value.
Investment Company                9.14%           1,455,233
Machinery - Diversified           4.29%             683,050
Media                             0.88%             140,310
Mining                            1.45%             230,228
Miscellaneous Manufacturing       2.46%             391,300
Oil & Gas Services               11.11%           1,768,782
Pharmaceuticals                   8.69%           1,382,240
Retail                           11.45%           1,822,090
Semiconductors                    1.73%             274,910
Software                          5.78%             919,370
Telecommunications                4.47%             711,200
Transportation                    7.29%           1,160,658
------------------------------------------------------------
Total                            99.76%        $ 15,875,535






THE PIEDMONT SELECT VALUE FUND

Securities Sold Short
(Unaudited)

As of December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------  --------------------------------------------------------------

SECURITIES SOLD SHORT - COMMON STOCKS

Electronics
    Thermo Fisher Scientific, Inc.         3,000   $    135,870
                                                   ------------

Retail
    CVS Corp.                              1,600         49,456
    Home Depot, Inc.                       3,200        128,512
    Office Depot, Inc.                     2,300         87,791
    Rite Aid Corp.                        22,800        124,032
                                                   ------------

                                                        389,791
                                                   ------------
Telecommunications
    Motorola, Inc.                         5,300        108,968
                                                   ------------

Transportation
    Burlington Northern
        Santa Fe Corp.                     1,200         88,572
    United Parcel Service, Inc.            1,600        119,968
                                                   ------------

                                                        208,540
                                                   ------------

Total Securities Sold Short
        (Proceeds $835,934)                             843,169
                                                   ------------








ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Piedmont Investment Trust


By: (Signature and Title)     /s/ David M. Clark III
                              ____________________________________
                              David M. Clark III, Trustee, President,
                              Treasurer, Principal Executive Officer
                              and Principal Financial Officer

Date: February 16, 2007








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)     /s/ David M. Clark III
                              ____________________________________
                              David M. Clark III, Trustee, President,
                              Treasurer, Principal Executive Officer
                              and Principal Financial Officer
                              The Piedmont Investment Trust

Date: February 16, 2007